De-Spac Transaction (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Sep. 20, 2023 CAD ($) shares	Sep. 20, 2023 $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
De-Spac Transaction [Line Items]
Common shares outstanding			8,937,518
Converted shares	661,971		661,971	661,971
Greenfire common shares			4,250,000	4,250,000
Shares cancelled			77,941	77,941
Cash consideration	$ 25,500		$ 6,700	$ 5.0
Dividend paid (in Dollars) | $			$ 59,400
Shares repurchase			11,400,000	11,400,000
Warrants outstanding			312,500	312,500
Share capital (in Dollars) | $			$ 38,900
Warrants convertable			3,617,016	3,617,016
Additional warrants			5,000,000	5,000,000
Redemption of stock			10,000,000	10,000,000
Private placement warrant			2,526,667	2,526,667
Conversion of warrants			2,526,667	2,526,667
Purchase price per share (in Dollars per share) | $ / shares		$ 9.37
Listing expense | $			$ 106,542
GreenFire Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares			7,996,165	7,996,165
Greenfire common shares			15,769,183	15,769,183
Shares cancelled			941,353	941,353
Cash consideration | $			$ 70,800
Retained earnings (in Dollars) | $			$ 70,800
GRI Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares	2,886,565		2,886,048	2,886,048
Greenfire common shares	3,225,810		3,225,810	3,225,810
Retained earnings (in Dollars) | $			$ 4,600
Class A Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares			755,707	755,707
Purchase price per share (in Dollars per share) | $ / shares		$ 9.37
Issued shares			4,177,091
Transaction costs			$ 56,600	$ 42.2
MBSC Public Share [Member]
De-Spac Transaction [Line Items]
Greenfire common shares			755,707	755,707
Class B Common Stock [Member]
De-Spac Transaction [Line Items]
Converted shares			4,250,000	4,250,000
GreenFire Common Shares [Member] | Common Shares [Member]
De-Spac Transaction [Line Items]
Greenfire common shares			43,690,534	43,690,534
Shares cancelled	339,245		339,245	339,245
Freenfire [Member]
De-Spac Transaction [Line Items]
Cash consideration | $			$ 25,500
Retained earnings (in Dollars) | $			4,500
Transaction costs | $			12,200		$ 2,800
Reclassified Surplus [Member]
De-Spac Transaction [Line Items]
Reclassified surplus (in Dollars) | $			$ 43,500
GRI Warrants [Member]
De-Spac Transaction [Line Items]
Warrant outstanding	739,912	739,912	739,912
Warrants Consideration [Member]
De-Spac Transaction [Line Items]
Cash consideration | $			$ 4,500
Related Parties [Member]
De-Spac Transaction [Line Items]
Reclassified surplus (in Dollars) | $			1,200
PIPE Investors [Member] | Class A Common Shares [Member]
De-Spac Transaction [Line Items]
Purchase price per share (in Dollars per share) | $ / shares				$ 10.1
MBSC [Member]
De-Spac Transaction [Line Items]
Listing expense			106,500	$ 79.4
Warrants [Member]
De-Spac Transaction [Line Items]
Retained earnings (in Dollars) | $			$ 25,500